Schedule of Investments
March 31, 2020 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 7.02%

Arrangement of Transportation of Freight & Cargo - 0.20%
Expeditors International of Washington, Inc.			4,129	275,487

Beverages - 0.34%
Coca Cola Co.			5,060	223,905
PepsiCo., Inc.			2,060	247,406

				471,311

Construction, Mining & Materials Handling Machinery & Equipment - 0.16%
Dover Corp.			2,553	214,299

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.19%
Kimberly Clark Corp.			2,068	264,435

Cutlery, Handtools & General Hardware - 0.13%
Stanley Black & Decker, Inc.			1,836	183,600

Electromedical & Electrotherapeutic Apparatus - 0.17%
Medtronic PLC (Ireland)			2,517	226,983

Electronic & Other Electrical Equipment - 0.14%
Emerson Electric Co.			4,059	193,411

Fats & Oils - 0.17%
Archer-Daniels-Midland Co.			6,571	231,168

General Industrial Machinery & Equipment - 0.17%
Illinois Tool Works, Inc.			1,631	231,798

Household Appliances - 0.20%
Smith A O Corp.			7,132	269,661

Household Furniture - 0.13%
Leggett & Platt, Inc.			6,678	178,169

Industrial Inorganic Chemicals - 0.36%
Air Products & Chemicals, Inc.			1,198	239,133
Linde AG PLC (Ireland)			1,398	241,854

				480,987

Industrial Instruments For Measurement, Display & Control - 0.18%
Roper Industries, Inc.			777	242,276

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 0.27%
Cintas Corp.			1,027	177,897
VF Corp.			3,610	195,229

				373,126

Miscellaneous Food Preparations & Kindred Products - 0.19%
McCormick & Co., Inc.			1,836	259,262

Natural Gas Distribution - 0.18%
Atmos Energy Corp.			2,534	251,449

Perfumes, Cosmetics & Other Toilet Preparations - 0.19%
Colgate Palmolive Co.			3,939	261,392

Pharmaceutical Preparations - 0.57%
Abbott Laboratories			3,408	268,925
AbbVie, Inc.			3,245	247,237
Johnson & Johnson			1,971	258,457

				774,619

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.15%
Albemarle Corp.			3,598	202,819

Retail-Building Materials, Hardware, Garden Supply - 0.18%
Sherwin Williams Co.			523	240,329

Retail-Drug Stores & Proprietary Stores - 0.19%
Walgreens Boots Alliance, Inc.			5,625	257,344

Retail-Eating Places - 0.17%
McDonalds Corp.			1,407	232,647

Retail-Family Clothing Stores - 0.16%
Ross Stores, Inc.			2,540	220,904

Retail-Lumber & Other Building Materials Dealers - 0.16%
Lowes Companies, Inc.			2,465	212,113

Retail-Variety Stores - 0.17%
Target Corp.			2,561	238,096

Services-Computer Processing & Data Preparations - 0.17%
Automatic Data Processing, Inc.			1,672	228,529

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.36%
Ecolab, Inc.			1,456	226,888
The Procter & Gamble Co.			2,375	261,250

				488,138

Special Industry Machinery - 0.15%
Pentair PLC (Ireland)			6,863	204,243

Specialty Cleaning, Polishing & Sanitation Preparations - 0.23%
Clorox Co.			1,801	312,023

Steel Works, Blast Furnaces Rolling Mills - 0.17%
Nucor Corp.			6,251	225,161

Surgical & Medical Instruments & Apparatus - 0.39%
3M Co.			1,870	255,274
Becton Dickinson & Co.			1,212	278,481

				533,755

Wholesale-Durable Goods - 0.18%
W.W. Grainger, Inc.			999	248,251

Wholesale-Groceries & Related Products - 0.13%
Sysco Corp.			3,900	177,957

Wholesale-Motor Vehicle Supplies & New Parts - 0.16%
Genuine Parts Co.			3,141	211,484

Total Common Stocks			(Cost $ 9,339,036)	9,617,226

Sukuks - 51.73%

Banks - 10.25%
AHB Sukuk, Ltd., 4.375%, 09/19/2023 (Cayman Islands)			1,000,000	1,028,320
DIB Sukuk Ltd, 3.6%, 3/30/2021 (Cayman Islands)			4,200,000	4,202,940
QIB Sukuk, Ltd., REGS, 3.251%, 05/23/2022 (Cayman Islands)			2,404,000	2,362,228
QIB Sukuk, Ltd., REGS, 4.754%, 10/27/2020 (Cayman Islands)			4,000,000	3,969,224
SIB Sukuk Co. III Ltd. REGS, 3.084%, 09/08/2021 (Cayman Islands)			2,500,000	2,484,920

				14,047,632

Basic Materials - 1.82%
Equate Sukuk Spc Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)			2,585,000	2,499,305

Communication Equipment - 1.97%
Axiata Spv2 Bhd, Series REGS, 3.466%, 11/19/2020 (Malaysia)			2,700,000	2,704,612

Financial Services - 5.03%
Dubai Islamic Bank Sukuk, Ltd., 3.664%, 02/14/2022 (United Arab Emirates)			1,000,000	993,124
FAB Sukuk Co. Ltd., REGS, 3.625%, 03/05/2023 (United Arab Emirates)			1,940,000	1,930,562
ICD Sukuk Co. Ltd., REGS, 3.508%, 05/21/2020 (United Arab Emirates)			4,000,000	3,976,900

				6,900,586

Food & Beverage - 0.71%
Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Cayman Islands)			1,000,000	971,681

Real Estate - 1.89%
Dar Al-Arkan International Sukuk Co., REGS, 6.875%, 03/21/2023 (Cayman Islands)			1,400,000	1,095,679
DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)			1,500,000	1,492,963

				2,588,642

Sovereigns - 23.98%
CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)			1,250,000	1,168,125
Hazine Mustesarligi, Series 144A, 5.004%, 04/06/2023 (Turkey) (6)			1,000,000	932,500
Hazine Mustesarligi, Series 144A, 4.251%, 06/08/2021 (Turkey) (6)			1,000,000	970,000
Hazine Mustesarligi, Series 144A, 5.800%, 02/21/2022 (Turkey) (6)			1,000,000	969,652
Indonesia, Government of, Series 144A, 3.400%, 03/29/2022 (Indonesia) (6)			1,600,000	1,590,464
Indonesia, Government of, Series 144A, 3.900%, 08/20/2024 (Indonesia) (6)			2,300,000	2,304,669
Indonesia, Government of, Series 144A, 4.150%, 03/29/2027 (Indonesia) (6)			800,000	799,832
KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia) (6)			2,100,000	2,102,625
KSA Sukuk, Ltd., Series 144A, 4.303%, 01/19/2029 (Saudi Arabia) (6)			2,500,000	2,682,965
KSA Sukuk, Ltd., Series 144A, 2.969%, 10/29/2029 (Saudi Arabia) (6)			1,500,000	1,471,695
Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (6)			500,000	441,336
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			2,500,000	2,237,925
Perusahaan Pener Indois Sukuk, Series REGS, 3.300%, 11/21/2022 (Indonesia)			2,600,000	2,575,872
RAK Capital, 3.094%, 03/31/2025 (Cayman Islands)			2,500,000	2,420,185
Sharjah Sukuk 2, Ltd., 3.839%, 01/27/2021 (Cayman Islands)			6,250,000	6,237,394
Zar Sovereign Capital Fund, Series REGS, 3.903%, 06/24/2020 (South Africa)			3,970,000	3,972,954

				32,878,193

Supranationals - 2.25%
Apicorp Sukuk, Ltd., 3.141%, 11/01/2022 (Cayman Islands)			3,070,000	3,077,920

Transportation & Logistics - 1.40%
DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908%, 05/31/2023 (Cayman Islands)			2,000,000	1,913,068

Utilities - 1.70%
Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)			2,300,000	2,323,851

Wireline Telecommunications Services - 0.74%
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia)			1,000,000	1,011,700

Total Sukuks			(Cost $ 72,927,462)	70,917,190

Bank Time Deposits - 25.64% (5)

Arab Banking Corp., NY Branch, 2.06% - 2.17%, 04/14/2020 - 07/31/2020 (Bahrain) - 6.71%			9,205,376	9,205,376
Gulf International Bank (UK), 1.10% - 1.77%, 05/05/2020 - 07/17/2020 (Bahrain) - 6.04%			8,277,535	8,277,535
Maybank Islamic Bank, 1.05% - 2.80%, 04/03/2020 - 08/31/2020 (Malaysia) - 6.80%			9,318,817	9,318,817
Qatar National Bank, 1.35% - 3.07%, 04/01/2020 - 11/20/2020 (Qatar) - 6.09%			8,352,929	8,352,929

Total Bank Time Deposits			(Cost $ 35,154,657)	35,154,657

Trade Finance Agreements (3) - 4.27%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value
Consumer Goods - 0.70%
Government of Egypt, 4.16% (12-month US LIBOR + 2.50%) 6/22/2020 (Egypt) (4)	$ 85,967.00	6/25/2019	85,967	85,795
Government of Egypt, 4.31% (12-month US LIBOR + 2.50%) 06/04/2020 (Egypt) (4)	$ 83,834.00	6/7/2019	83,834	83,667
Government of Egypt, 4.31% (12-month US LIBOR + 2.50%) 06/08/2020 (Egypt) (4)	$ 83,661.00	6/11/2019	83,661	83,493
Government of Egypt, 4.31% (12-month US LIBOR + 2.50%) 6/8/2020 (Egypt) (4)	$ 82,787.00	6/11/2019	82,787	82,622
Government of Egypt, 4.31% (12-month US LIBOR + 2.50%) 6/8/2020 (Egypt) (4)	$ 87,096.00	6/11/2019	87,096	86,922
Government of Egypt, 4.55% (12-month US LIBOR + 2.50%) 5/14/2020 (Egypt) (4)	$ 84,584.00	5/17/2019	84,584	84,415
Government of Egypt, 4.55% (12-month US LIBOR + 2.50%) 5/14/2020 (Egypt) (4)	$ 83,644.00	5/17/2019	83,644	83,476
Government of Egypt, 4.57% (12-month US LIBOR + 2.50%) 5/11/2020 (Egypt) (4)	$ 88,400.00	5/15/2019	88,400	88,223
Government of Egypt, 4.57% (12-month US LIBOR + 2.50%) 5/11/2020 (Egypt) (4)	$ 87,087.00	5/15/2019	87,087	86,913
Government of Egypt, 4.57% (12-month US LIBOR + 2.50%) 5/15/2020 (Egypt) (4)	$ 29,395.00	5/20/2019	29,395	29,336
Government of Egypt, 4.58% (12-month US LIBOR + 2.50%) 5/22/2020 (Egypt) (4)	$ 86,105.00	5/24/2019	86,105	85,933
Government of Egypt, 4.59% (12-month US LIBOR + 2.50%) 5/18/2020 (Egypt) (4)	$ 83,609.00	5/22/2019	83,609	83,442

				964,237

Consumer Non-Cyclical/Food-Wholesale - 0.81%
PT Pacific Indopalm Industries, 3.66%, (3-month US LIBOR + 2.50%) 05/29/2020, (Indonesia)	$ 250,000.00	3/5/2019	250,000	250,000
PT Pacific Indopalm Industries, 3.66%, (3-month US LIBOR + 2.50%) 05/29/2020, (Indonesia)	$ 250,000.00	3/14/2019	250,000	250,000
Government of Burkina Faso, 4.938%, (6-month US LIBOR +2.800%), 05/04/20200 (Burkina Faso) (4)	$ 95,100.00	11/1/2019	95,100	95,100
Government of Burkina Faso, 4.938%, (6-month US LIBOR +2.800%), 05/19/2020 (Burkina Faso) (4)	$ 178,428.00	11/18/2019	178,428	178,428
Government of Burkina Faso, 4.938%, (6-month US LIBOR +2.800%), 06/08/2020 (Burkina Faso) (4)	$ 67,727.00	12/10/2019	67,727	67,727
Government of Gambia, NFSPMC, 5.14%, (12-month US LIBOR +3.50%), 08/31/2020 (Gambia) (4)	$ 55,368.00	9/5/2019	55,368	55,229
Government of Gambia, NFSPMC, 5.14%, (12-month US LIBOR +3.50%), 08/21/2020 (Gambia) (4)	$ 77,057.00	8/26/2019	77,057	76,865
Government of Gambia, NFSPMC, 5.14%, (12-month US LIBOR +3.50%), 07/13/2020 (Gambia) (4)	$ 69,882.00	7/17/2019	69,882	69,707
Government of Gambia, NFSPMC, 5.12%, (12-month US LIBOR +3.50%), 07/09/2020 (Gambia) (4)	$ 6,013.00	7/12/2019	6,013	5,998
Government of Gambia, NFSPMC, 5.752%, (12-month US LIBOR +3.50%), 07/02/2020 (Gambia) (4)	$ 64,745.00	7/5/2019	64,745	64,583

				1,113,637

Foreign Sovereign - 2.18%
Government of Pakistan, 4.45%, (12-month US LIBOR + 2.50%) 09/08/2020 (Pakistan)	$ 33,532.00	9/10/2019	33,532	33,448
Government of Pakistan, 5.14%, (12-month US LIBOR + 2.50%) 05/15/2020 (Pakistan)	$ 43,513.00	5/20/2019	43,513	43,405
Government of Pakistan, 4.45%, (12-month US LIBOR + 2.50%) 08/14/2020 (Pakistan)	$ 49,371.00	8/19/2019	49,371	49,247
Government of Pakistan, 4.45%, (12-month US LIBOR + 2.50%) 08/03/2020 (Pakistan)	$ 48,032.00	8/6/2019	48,032	47,912
Government of Pakistan, 4.60%, (12-month US LIBOR + 2.50%) 07/20/2020 (Pakistan)	$ 51,168.00	7/24/2019	51,168	51,040
Government of Pakistan, 4.62%, (12-month US LIBOR + 2.50%) 07/13/2020 (Pakistan)	$ 57,254.00	7/18/2019	57,254	57,110
Government of Pakistan, 4.69%, (12-month US LIBOR + 2.50%) 07/06/2020 (Pakistan)	$ 52,632.00	7/11/2019	52,632	52,501
Government of Pakistan, 4.60%, (12-month US LIBOR + 2.50%) 07/09/2020 (Pakistan)	$ 63,019.00	7/12/2019	63,019	62,862
Government of Pakistan, 4.59%, (12-month US LIBOR + 2.50%) 07/02/2020 (Pakistan)	$ 42,096.00	7/5/2019	42,096	41,991
Government of Pakistan, 4.59%, (12-month US LIBOR + 2.50%) 07/02/2020 (Pakistan)	$ 48,847.00	7/5/2019	48,847	48,725
Government of Pakistan, 4.58%, (12-month US LIBOR + 2.50%) 06/26/2020 (Pakistan)	$ 53,396.00	7/1/2019	53,396	53,263
Government of Pakistan, 4.58%, (12-month US LIBOR + 2.50%) 06/26/2020 (Pakistan)	$ 51,800.00	7/1/2019	51,800	51,671
Government of Pakistan, 5.01%, (12-month US LIBOR + 2.50%) 05/14/2020 (Pakistan)	$ 43,512.00	5/17/2019	43,512	43,403
Government of Pakistan, 4.59%, (12-month US LIBOR + 2.50%) 06/22/2020 (Pakistan)	$ 69,673.00	6/27/2019	69,673	69,498
Government of Pakistan, 4.5682%, (12-month US LIBOR + 2.50%) 06/18/2020 (Pakistan)	$ 53,267.00	6/21/2019	53,267	53,134
Government of Pakistan, 4.70%, (12-month US LIBOR + 2.50%) 06/15/2020 (Pakistan)	$ 39,931.00	6/20/2019	39,931	39,831
Government of Pakistan, 4.74%, (12-month US LIBOR + 2.50%) 06/08/2020 (Pakistan)	$ 48,312.00	6/13/2019	48,312	48,191
Government of Pakistan, 4.75%, (12-month US LIBOR + 2.50%) 06/04/2020 (Pakistan)	$ 47,544.00	6/7/2019	47,544	47,425
Government of Pakistan, 4.98%, (12-month US LIBOR + 2.50%) 05/28/2020 (Pakistan)	$ 52,746.00	5/31/2019	52,746	52,614
Government of Pakistan, 5.15%, (12-month US LIBOR + 2.50%) 05/18/2020 (Pakistan)	$ 50,354.00	5/21/2019	50,354	50,229
Government of Tunisia Electricity, (US LIBOR + 2.10%) 3.72%, 08/31/2020 (Tunisia)	$ 503,237.00	8/29/2019	503,237	501,727
Government of Tunisia Electricity, 2.968542%, (US LIBOR + 2.10%) 08/31/2020 (Tunisia)	$ 496,763.00	8/29/2019	496,763	495,273
Turk Eximbank, 2.8117%, (Interpolated US LIBOR + 1.10%) 11/16/2020 (Turkey)	$ 998,000.00	2/18/2020	1,000,000	998,000

				2,992,500

Energy-Oil Refining & Marketing - 0.39%
Government of Maldives, 4.2198728%, (4-month US LIBOR + 1.66283%) 05/26/2020 (Maldives)	$ 51,050.00	2/14/2020	51,050	51,050
Government of Maldives, 4.1744912%, (4-month US LIBOR + 4.1744912%) 06/09/2020 (Maldives)	$ 28,551.00	2/24/2020	28,551	28,551
Government of Maldives, 4.1764888%, (4-month US LIBOR + 1.66283%) 05/29/2020 (Maldives)	$ 23,696.00	2/24/2020	23,696	23,696
Government of Maldives, 4.1570406%, (4-month US LIBOR + 1.66283%) 07/04/2020 (Maldives)	$ 40,007.00	2/24/2020	40,007	40,007
Government of Maldives, 3.8938768%, (4-month US LIBOR + 3.8938768%) 04/03/2020 (Maldives)	$ 25,338.00	3/3/2020	25,338	25,338
Government of Maldives, 3.515398%, (4-month US LIBOR + 3.515398%) 06/17/2020 (Maldives)	$ 55,969.00	3/9/2020	55,969	55,969
Government of Maldives, 3.6876928%, (4-month US LIBOR +3.6876928%) 06/07/2020 ((Maldives)	$ 16,750.00	3/17/2020	16,750	16,749
Government of Maldives, 3.6718528%, (4-month US LIBOR + 3.6718528%) 07/16/2020 (Maldives)	$ 52,805.00	3/17/2020	52,805	52,805
Government of Maldives, 3.5237928%, (4-month US LIBOR + 3.5237928%) 05/11/2020 (Maldives)	$ 16,214.00	3/17/2020	16,214	16,214
Government of Maldives, 3.7966896%, (4-month US LIBOR + 3.5237928%) 07/23/2020 (Maldives)	$ 12,810.00	3/25/2020	12,810	12,810
Government of Maldives, 3.5237928%, (4-month US LIBOR + 3.706076%) 05/11/2020 (Maldives)	$ 10,651.00	3/25/2020	10,651	10,651
Government of Maldives, 4.57%, (4-month US LIBOR + 3.15%) 04/04/2020 (Maldives)	$ 16,268.00	12/20/2019	16,268	16,268
Government of Maldives, 4.57%, (4-month US LIBOR + 3.15%) 04/06/2020 (Maldives)	$ 5,371.00	1/3/2020	5,371	5,371
Government of Maldives, 4.57%, (4-month US LIBOR + 3.15%) 04/16/2020 (Maldives)	$ 49,145.00	1/13/2020	49,145	49,145
Government of Maldives, 4.57%, (4-month US LIBOR + 3.15%) 04/21/2020 (Maldives)	$ 15,838.00	1/13/2020	15,838	15,838
Government of Maldives, 4.57%, (4-month US LIBOR + 3.15%) 04/29/2020 (Maldives)	$ 47,003.00	1/30/2020	47,003	47,003
Government of Maldives, 4.257308%, (4-month US LIBOR + 3.15%) 05/13/2020 (Maldives)	$ 51,357.00	2/5/2020	51,357	51,357
Government of Maldives, 4.1695984%, (4-month US LIBOR + 3.15%)04/29/2020 (Maldives)	$ 13,905.00	2/5/2020	13,905	13,905

				532,727

Petroleum Refining - 0.18%
Islamic Republic of Pakistan, 4.90%, (12-month US LIBOR + 2.70%), 04/06/2020 (Pakistan) (4)	$ 203,636.00	4/9/2019	203,636	203,535
Islamic Republic of Pakistan, 4.91%, (US LIBOR + %), 04/09/2020 (Pakistan) (4)	$ 49,805.00	4/16/2019	49,805	49,780

				253,315

Total Trade Finance Agreements			(Cost $ 5,866,658)	5,856,416

Total Investments - 88.66%			(Cost $ 123,099,549)	121,545,489

Other Assets Less Liabilities - 11.34%				15,543,309

Total Net Assets - 100.00%				137,088,798

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$9,617,226	$-
Level 2 - Other Significant Observable Inputs			106,071,847	-
Level 3 - Significant Unobservable Inputs			5,856,416	-
Total			$121,545,489	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2020, these restricted securities amounted to $5,856,416, which represented 4.27% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At March 31, 2020 these liquid restricted securities amount to $16,503,663, which represented 12.04% of total net assets.